DEFERRED FINANCING COSTS (Details Narrative) $ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
Deferred Financing Costs
Deferred offering costs	$ 263	$ 356	$ 270	$ 356